Registration No. 811-01316
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	135	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	135	☒

(Check appropriate box or boxes)

SECURITY EQUITY FUND
(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Secretary 805 King Farm Boulevard Suite 600 Rockville, MD 20850

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)
☐ on _________ pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on _________ pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 135 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 135 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 4th day of September 2013.

SECURITY EQUITY FUND (Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 4th day of September 2013.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Maynard F. Oliverius Director Penny Lumpkin Director Harry W. Craig Director		SECURITY EQUITY FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President and Director

EXHIBIT LIST

Exhibit Number                                    Exhibit:

EX-101.INS                                            XBRL Instance Document
EX-101.SCH                                           XBRL Taxonomy Extension Schema Document
EX-101.CAL                                           XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF                                           XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB                                           XBRL Taxonomy Extension Label Linkbase
EX-101.PRE                                           XBRL Taxonomy Extension Presentation Linkbase